SKIP DYNAMIX	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
SKIP DYNAMIX

4.	SKIP DYNAMIX

On June 9, 2026, the Company acquired the assets of Skip Dynamix, Corporation (“Skip”), a company that had developed a fixed wing drone. The Company acquired it to diversify its drone offering and add a kind of drone not previously produced by the Company.

Consideration for the transaction is as follows:

a)	On the close of the transaction $2,523,255 USD in cash

The acquisition will be accounted for as a business acquisition under IFRS 3.

Skip contributed revenue of $nil and a net loss of $181,446 for the period between June 9, 2026, to September 30, 2026. If Skip had been acquired on January 1, 2026, the revenue of Skip for the nine months period would have been $41,083. However, due to a lack of IFRS-specific data prior to the acquisition of Skip, pro-forma profit or loss of the combined entity for the complete nine-month period cannot be determined reliably.

In addition, warrants were issued as part of the transaction and are considered employee compensation. See note 15 for details.

Draganfly Inc. Notes to the Condensed Consolidated Interim Financial Statements For the Three and Nine Months Ended September 30, 2026 Expressed in Canadian Dollars (unaudited)

4.	SKIP DYNAMIX (CONT’D)

The preliminary purchase price and the preliminary allocation of consideration to the assets and liabilities acquired is as follows:

Preliminary assets and liabilities acquired/assumed
	USD	CAD
Inventory	89,539	124,880
Working capital adjustment	310,354	432,983
Foreign exchange	-	(51,305)
Preliminary goodwill	2,123,362	3,012,626
Total preliminary consideration	$2,523,255	$3,519,184

Cash portion of purchase price	$2,523,255	$3,519,184

The acquisition included a working capital target of $400,000 USD. In accordance with the agreement, a working capital adjustment to the total consideration of $310,354 USD was recorded.

The Company is still in the process of determining the value allocated to goodwill and whether amounts may need to be allocated to any other intangible assets. Accordingly, the purchase price is a preliminary allocation. The goodwill represents the value of acquiring the ability to produce a new fixed wing drone that was not part of the Company’s current offering and the expertise acquired through employees brought across with the knowledge to produce these drones.